Basis of preparation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Basis of preparation
Closing foreign exchange rate	20.51	20.51	19.95	18.89
Intangible impairment loss	$ 5,459	$ 5,459	$ 0	$ 73,733